UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549
	Form 13F

	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2001

Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	DDJ Capital Management, LLC
Address:	141 Linden Street, Suite 4
	Wellesley, MA  02482-7910
Form 13F File Number:	28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	David J. Breazzano
Title:	Member
Phone:	781-283-8500

Signature, Place, and Date of Signing:
/s/ David J. Breazzano	Wellesley, MA	May 14, 2001

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	89,718

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT		OTHR		VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE


ACTION PERFORMANCE	SB NT CV
COS INC	4.75% 05	004933AB3	1,384	2,500	SH		SOLE		2,500
AMERISTAR CASINOS INC	COM	03070Q101	352	54,000	SH		SOLE		54,000
BOYD GAMING CORP	COM	103304101	185	55,000	SH		SOLE		55,000
DIGITAL IS INC DEL	SUB NT
	 CV 6% 05	25385NAA9	4,029	13,850	SH		SOLE		13,850
EFFICIENT NETWORKS INC	SB NT CV
	5% 05	282056AB6	6,750	6,818	SH		SOLE		6,818
FEDERAL MOGUL CORP	PUT	313549957	490	1,470	SH		SOLE		1,470
FORBES MEDI-TECH INC	COM	344907100	135	65,700	SH		SOLE		65,700
FRONTIER AIRLINES INC NEW	COM	359065109	24,132	1,980,043	SH		SOLE		1,980,043
INTERNET CAP GROUP INC	SUB NT CV
	5.5% 04	46059CAA4	8,805	32,405	SH		SOLE		32,405
INTERNET CAP GROUP INC	COM	46059C106	22	10,000	SH		SOLE		10,000
LITTLEFIELD CORP	COM	537590101	26	20,000	SH		SOLE		20,000
LODGIAN INC	COM	54021P106	134	116,890	SH		SOLE		116,890
MARVEL ENTERPRISES	COM	57383M108	390	205,138	SH		SOLE		205,138
METRETEK TECH INC	COM	59159Q107	1,106	600,000	SH		SOLE		600,000
NCE PETROFUND 1	TR UNIT NEW	62885E307	1,299	350,000	SH		SOLE		350,000
OWENS ILL INC	COM NEW	690768403	255	30,000	SH		SOLE		30,000
PTEK HLDGS INC	COM	69366M104	2,152	819,660	SH		SOLE		819,660
PACIFICARE HEALTH SYS DEL	PUT	695112952	749	1,470	SH		SOLE		1,470
PENN TRAFFIC CO NEW	COM NEW	707832200	28,577	4,082,369	SH		SOLE		4,082,369
PINNACLE ENTMT INC	COM	723456109	158	15,000	SH		SOLE		15,000
REDBACK NETWORKS INC	SB NT CV
	5% 07	757209AB7	3,533	6,000	SH		SOLE		6,000
TVX GOLD INC	NT LNKED
	CV 5% 02	87308KAA9	1,300	2,000	SH		SOLE		2,000
TELIGENT INC	PUT	87959Y953	208	470	SH		SOLE		470
TRIKON TECHNOLOGIES INC	COM NEW	896187408	2,957	292,098	SH		SOLE		292,098
VENTAS INC	COM	92276F100	179	21,000	SH		SOLE		21,000
VISX INC DEL	COM	92844S105	172	10,000	SH		SOLE		10,000
WORLD ACCESS INC	COM	98141A101	6	25,136	SH		SOLE		25,136
XEROX CORP	PUT	984121953	233	1,500	SH		SOLE		1,500
GRAND TOTAL			89,718	8,820,517	8,820,517
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